CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,275,617)	$ (3,244,705)	$ (7,367,461)	$ (8,319,537)	$ (148,394,248)
Items not affecting cash:
Depreciation	26,704	39,172	55,540	80,327	1,482,607
Stock-based compensation	42,257	41,053	1,052,637	1,190,487	23,806,397
Fair value adjustment of asset backed commercial paper	0	0	0	0	2,332,531
Escrow shares compensation	0			0	2,001,832
Mineral property interest paid in stock and warrants	0	0	0	0	4,052,698
Loss from equity investee	(19,683)	189,507	93,246	492,113	5,024,031
Interest expense	64,553	55,344	128,809	107,520	583,127
Deferred income tax expense (recovery)	(512,114)	(539,007)	(809,253)	(1,378,007)	(6,006,779)
Gain on sale of mineral property interest	0	0	0	(104,914)	(1,679,437)
Impairment of mineral property interests	437,732	0	437,732	0	1,455,483
Gain on sale of investments	0	0	0	0	(3,326,275)
Other items not affecting cash	(892,987)	155,371	(736,099)	105,420	(802,300)
Changes in assets and liabilities:
Receivables	(28,098)	(30,793)	(3,576)	261,657	(124,531)
Prepaid expenses	248,707	136,115	378,568	339,681	(274,672)
Other assets	(240)	(32,502)	7,711	(32,502)	30,624
Accounts payable and accrued liabilities	215,810	(1,245,880)	486,729	(1,193,830)	764,133
Deposit on metal credit delivering obligation	0	0	40,000,000	0	40,000,000
Net cash provided by (used in) operating activities	(2,692,976)	(4,476,325)	33,724,583	(8,451,585)	(79,074,779)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	0	9,722,897	1,628,583	140,726,891
Share issue costs	0	0	(86,636)	(108,058)	(4,952,907)
Net cash provided by financing activities	0	0	9,636,261	1,520,525	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition	0	0	0	0	837,263
Mineral property interest	(50,000)	(100,000)	(50,000)	(2,210,000)	(4,954,610)
Reclamation deposits	115,180	32,502	115,180	0	(303,970)
Short-term investments	0	5,076,271	0	5,076,271	0
Purchase of asset backed commercial paper	0	0	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	0	0	(7,465,495)
Acquisition of equipment	(1,323)	0	(2,453)	(17,307)	(2,126,065)
Proceeds from sale of royalty interest	0	0	5,000,000	0	5,000,000
Proceeds from sale of mineral property interest	0	0	0	104,914	1,596,305
Proceeds from sale of investments	0	0	0	0	5,734,895
Net cash provided by (used in) investing activities	63,857	5,008,773	5,062,727	2,953,878	(5,712,799)
Effect of foreign currency translation on cash and cash equivalents	(426,882)	(288,263)	(627,139)	(14,754)	1,065,534
Change in cash and cash equivalents during the period	(3,056,001)	244,185	47,796,432	(3,991,936)	52,051,940
Cash and cash equivalents, beginning of period	55,107,941	10,276,077	4,255,508	14,512,198
Cash and cash equivalents, end of period	52,051,940	10,520,262	52,051,940	10,520,262	52,051,940
Cash paid for interest during the period	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ (152,190)